SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 9,980	$ 13,366
Finished goods	72,655	97,298
Total inventories	$ 82,635	$ 110,664